UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

September 30, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Commodity Trading Advisors - Managed Futures
GSA Quantitative Futures Partners, L.P.	6/1/2011	$21,082,923	$17,844,829	2.88%
Robeco Transtrend Diversified Fund LLC	6/1/2008	10,240,339	11,861,029	1.92

Total Commodity Trading Advisors - Managed Futures		31,323,262	29,705,858	4.80

Distressed
Cerberus Partners, L.P.	11/1/2009	21,744,761	27,410,219	4.42
Cerberus SPV LLC	11/1/2009	12,895,099	16,534,130	2.67

Total Distressed		34,639,860	43,944,349	7.09

Equity Long/Short - High Hedge
Magnetar Equity Opportunities Fund LLC	2/1/2011	982,154	1,387,998	0.23
Millennium USA, L.P.	9/1/2008	22,310,058	31,793,678	5.13

Total Equity Long/Short - High Hedge		23,292,212	33,181,676	5.36

Equity Long/Short - Opportunistic
Artha Emerging Markets Fund L.P.	4/1/2010	15,000,000	14,335,957	2.31
Highbridge Long/Short Equity Fund, L.P.	1/1/2006	11,764,534	12,310,759	1.99
Karsch Capital II, LP	1/1/2006	13,353,714	14,661,336	2.37
Lansdowne Global Financials Fund, L.P.	1/1/2006	14,278,108	13,391,181	2.16
Lansdowne UK Equity Fund, L.P.	5/1/2009	13,611,078	14,857,337	2.40
S.A.C. Capital Management, L.P.	9/1/2009	22,504,643	30,992,980	5.00
Seligman Tech Spectrum Fund LLC	11/1/2007	13,343,808	15,220,266	2.46
TPG-Axon Partners, LP	10/1/2007	20,516,898	20,779,361	3.35
Valinor Capital Partners, L.P.	7/1/2011	8,200,000	8,013,475	1.29

Total Equity Long/Short - Opportunistic		132,572,783	144,562,652	23.33

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Event Driven Credit
Plainfield 2008 Liquidating LLC	1/1/2009	$688,140	$153,848	0.03%
Plainfield 2009 Liquidating LLC	6/1/2009	1,312,514	253,515	0.04
Silver Point Capital Fund, L.P.	5/1/2007	1,797,958	1,229,655	0.20

Total Event Driven Credit		3,798,612	1,637,018	0.27

Macro
Avantium Liquid EM Macro Fund LP	11/1/2011	16,000,000	16,856,297	2.72
BlueCrest Capital L.P.	7/1/2011	13,000,000	14,081,699	2.27
Brevan Howard L.P.	4/1/2009	21,711,108	26,573,432	4.29
Citadel Tactical Trading LLC	1/1/2008	12,878,170	43,023,318	6.94
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	17,286,192	25,258,092	4.08
Discovery Global Opportunity Partners, L.P.	1/1/2008	12,434,900	19,181,140	3.09
Dymon Asia Macro (US) Fund	3/1/2012	18,442,500	17,206,211	2.78
Fortress Asia Macro Fund LP	7/1/2011	16,000,000	17,950,198	2.90
QFR Victoria Fund, Ltd.	2/1/2010	17,545,757	21,611,268	3.49

Total Macro		145,298,627	201,741,655	32.56

Merger/Risk Arbitrage
Magnetar Global Event Driven Fund LLC	7/1/2011	10,000,000	10,412,258	1.68

Total Merger/Risk Arbitrage		10,000,000	10,412,258	1.68

Mortgage Arbitrage
DoubleLine Opportunistic Income Fund II LP	4/1/2011	18,639,402	24,991,480	4.03
SPM Core Fund, L.P.	12/1/2010	17,579,774	24,401,331	3.94
Tilden Park Investment Fund LP	3/1/2012	22,000,000	26,283,821	4.24

Total Mortgage Arbitrage		58,219,176	75,676,632	12.21

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Multi-Strategy
Citadel Wellington LLC	8/1/2006	$16,658,978	$20,296,058	3.28%
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	2,897,941	2,959,744	0.48
HBK Fund II L.P.	11/1/2009	19,229,545	22,446,880	3.62
KLS Diversified Fund LP	8/1/2010	19,073,899	21,310,192	3.44
Magnetar Capital Fund, LP	1/1/2008	3,221,855	3,616,527	0.58
Magnetar Capital Fund II LP	1/1/2010	18,631,694	19,923,500	3.22
OZ Asia Domestic Partners, L.P.	1/1/2006	53,281	9,769	0.00
OZ Europe Domestic Partners II, L.P.	4/1/2007	796,087	713,116	0.12
Perry Partners, L.P.	11/1/2006	1,263,705	1,210,165	0.19
QVT Associates II LP	7/1/2009	1,264,376	1,381,090	0.22
QVT Onshore LP	3/1/2012	13,744,805	14,765,136	2.38
QVT SLV Onshore Ltd.	7/1/2009	3,945,070	4,813,148	0.78
QVT Special Investment Onshore Fund, Ltd.	3/1/2012	1,301,969	1,537,799	0.25

Total Multi-Strategy		102,083,205	114,983,124	18.56

Restructurings and Value
Castlerigg Onshore SPV	1/1/2009	62,248	52,513	0.01
Castlerigg Partners L.P.	5/1/2007	611	2,178	0.00
One East Partners, LP	8/1/2006	2,267,911	2,033,008	0.33
Owl Creek Overseas Fund, Ltd.	2/1/2008	1,143,366	1,435,496	0.23

Total Restructurings and Value		3,474,136	3,523,195	0.57

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Statistical Arbitrage
GSA Alpha Capture, L.P.	10/1/2010	$24,291,054	$26,014,254	4.20%
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	19,182,051	21,327,022	3.44

Total Statistical Arbitrage		43,473,105	47,341,276	7.64

Total Investments in Investment Funds		588,174,978	706,709,693	114.07

Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.21%		2,492,910	2,492,910	0.40

Total Short-Term Investments		2,492,910	2,492,910	0.40

Total Investments in Investment Funds and Short-Term Investments		$590,667,888	709,202,603	114.47

Liabilities in excess of Other Assets			(89,633,510)	(14.47)

Total Net Assets			$619,569,093	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2012

Strategy Allocation	Percent of Net Assets
Macro	32.56%
Equity Long/Short - Opportunistic	23.33
Multi-Strategy	18.56
Mortgage Arbitrage	12.21
Statistical Arbitrage	7.64
Distressed	7.09
Equity Long/Short - High Hedge	5.36
Commodity Trading Advisors - Managed Futures	4.80
Merger/Risk Arbitrage	1.68
Restructurings and Value	0.57
Short-Term Investments	0.40
Event Driven Credit	0.27

Total Investments in Investment Funds and Short-Term Investments	114.47%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an Investment Fund, using such valuation techniques such as a market, income, or cost approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Short-term investments are invested in a money market fund. Investments in money market funds are valued at net asset value.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments that are valued at amortized cost)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2012 to September 30, 2012, the Fund did not have any transfers between Levels 1, 2 and 3.

The following is a summary of the inputs used for investment tranches as of September 30, 2012 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$29,705,858	$—	$29,705,858
Distressed	—	—	43,944,349	43,944,349
Equity Long/Short - High Hedge	—	1,387,998	31,793,678	33,181,676
Equity Long/Short - Opportunistic	—	84,776,836	59,785,816	144,562,652
Event Driven Credit	—	—	1,637,018	1,637,018
Macro	—	201,741,655	—	201,741,655
Merger/Risk Arbitrage	—	—	10,412,258	10,412,258
Mortgage Arbitrage	—	49,392,811	26,283,821	75,676,632
Multi-Strategy	—	41,606,250	73,376,874	114,983,124
Restructurings and Value	—	—	3,523,195	3,523,195
Statistical Arbitrage	—	47,341,276	—	47,341,276

Total Investment Funds	$—	$455,952,684	$250,757,009	$706,709,693

Short-Term Investments	$—	$2,492,910	$—	$2,492,910

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

Investment Funds	Balance as of December 31, 2011	Transfers due to strategy reclassification*	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of September 30, 2012
Distressed	$50,523,244	$—	$—	$(10,246,459)	$1,866,762	$1,800,802	$43,944,349
Equity Long/Short - High Hedge	39,309,695	—	—	(9,299,141)	2,654,727	(871,603)	31,793,678
Equity Long/Short - Opportunistic	62,675,955	—	5,000,000	(15,000,000)	3,960,016	3,149,845	59,785,816
Event Driven Credit	4,848,248	—	112,174	(3,921,495)	(4,100,740)	4,698,831	1,637,018
Merger/Risk Arbitrage	9,893,396	—	—	—	—	518,862	10,412,258
Mortgage Arbitrage	—	—	22,000,000	—	—	4,283,821	26,283,821
Multi-Strategy	76,489,862	11,877	541,450	(10,758,538)	(1,032,356)	8,124,579	73,376,874
Restructurings and Value	3,299,700	(11,877)	—	(417,859)	(7,153)	660,384	3,523,195

Total Investment Funds	$247,040,100	$—	$27,653,624	$(49,643,492)	$3,341,256	$22,365,521	$250,757,009

Investment Funds	Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of September 30, 2012
Distressed	$1,800,802
Equity Long/Short - High Hedge	(871,585)
Equity Long/Short - Opportunistic	3,910,938
Event Driven Credit	4,646,831
Merger/Risk Arbitrage	518,862
Mortgage Arbitrage	4,283,821
Multi-Strategy	6,891,098
Restructurings and Value	660,384

Total Investment Funds	$21,841,151

* Reclassifications are due to changes in the investment strategy for each applicable Investment Fund, as determined by the Adviser.

As of September 30, 2012, there were no significant unobservable valuation inputs for Level 3 fair value measurements for investments held.

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a) Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alternative Investment Partners Absolute Return Fund

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 21, 2012

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 21, 2012

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 21, 2012